Note 5 - Loans and Related Allowance for Loan and Lease Losses - Nonaccrual Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans, current balance	$ 2,111	$ 4,859
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans, current balance	69	81
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans, current balance		2,442
Financing Receivable, 90 Days or More Past Due, Still Accruing		0
Residential Portfolio Segment [Member]
Loans, current balance	1,431	1,577
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Commercial And Industrial [Member]
Loans, current balance	186	456
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Home Equity Lines of Credit [Member]
Loans, current balance	191	121
Financing Receivable, 90 Days or More Past Due, Still Accruing	0	0
Construction and Other [Member]
Loans, current balance	68
Financing Receivable, 90 Days or More Past Due, Still Accruing	0
Consumer Portfolio Segment [Member]
Loans, current balance	166	182
Financing Receivable, 90 Days or More Past Due, Still Accruing	$ 0	$ 0